Derivative Instruments - Summary of Information Related to Notional Amount and Maturities Dates for Interest Rate Swaps (Details) - Interest rate swaps and collars - USD ($)	Sep. 30, 2023	Dec. 31, 2022
6/14/2023
Derivative [Line Items]
Notional Amount		$ 100,000,000
6/4/2024
Derivative [Line Items]
Notional Amount		100,000,000
12/4/2024
Derivative [Line Items]
Notional Amount	$ 125,000,000	375,000,000
12/5/2024
Derivative [Line Items]
Notional Amount	225,000,000	225,000,000
6/14/2025
Derivative [Line Items]
Notional Amount	200,000,000	200,000,000
12/6/2025
Derivative [Line Items]
Notional Amount	125,000,000
6/14/2026
Derivative [Line Items]
Notional Amount	175,000,000	175,000,000
6/22/2026
Derivative [Line Items]
Notional Amount	125,000,000	125,000,000
12/6/2026
Derivative [Line Items]
Notional Amount	125,000,000
5/18/2027
Derivative [Line Items]
Notional Amount	75,000,000	75,000,000
5/19/2027
Derivative [Line Items]
Notional Amount	100,000,000	100,000,000
5/19/2027
Derivative [Line Items]
Notional Amount	200,000,000
12/6/2027
Derivative [Line Items]
Notional Amount	$ 125,000,000
5/29/2027
Derivative [Line Items]
Notional Amount		$ 200,000,000